Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 04, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in generally, our broad-based equity awards (including stock options, and including grants to our NEOs) will be granted at approximately the same time each year (early March) following our release of full-year financial results. These grants are generally approved at regularly scheduled LDC Committee meetings or via unanimous written consent executed by the LDC Committee during February each year. Such LDC Committee meetings are generally scheduled at least one year in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made following the release of our next quarterly financial results. Stock options are granted only with an exercise price equal to the closing price of the Company’s stock on the date of grant.
As a general matter, the LDC Committee does not take material nonpublic information into account when determining the timing and terms of stock option awards. Due to the grant timing described above, grants are generally made during open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding stock options, and in order to make sure that material nonpublic information is not a factor in decisions about the timing or size of stock option grants. In this sense, the Committee acts in a neutral manner with respect to the existence (or lack thereof) of material nonpublic information when making stock option grants. Further, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The table below represents the instances when the Company granted stock options during fiscal year 2024 to any of our NEOs during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information:
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic
Information

(a)	(b)	(c)	(d)	(e)	(f)
Michael B. Petras, Jr.	March 4, 2024	544,509	$14.59	$4,007,275	(3.85)%
Jonathan M. Lyons	March 4, 2024	81,676	14.59	601,089	(3.85)%
Michael P. Rutz	March 4, 2024	68,063	14.59	500,905	(3.85)%
Alexander Dimitrief	March 4, 2024	102,095	14.59	751,361	(3.85)%

Award Timing Method
Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in generally, our broad-based equity awards (including stock options, and including grants to our NEOs) will be granted at approximately the same time each year (early March) following our release of full-year financial results. These grants are generally approved at regularly scheduled LDC Committee meetings or via unanimous written consent executed by the LDC Committee during February each year. Such LDC Committee meetings are generally scheduled at least one year in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made following the release of our next quarterly financial results. Stock options are granted only with an exercise price equal to the closing price of the Company’s stock on the date of grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the LDC Committee does not take material nonpublic information into account when determining the timing and terms of stock option awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The table below represents the instances when the Company granted stock options during fiscal year 2024 to any of our NEOs during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information:
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic
Information

(a)	(b)	(c)	(d)	(e)	(f)
Michael B. Petras, Jr.	March 4, 2024	544,509	$14.59	$4,007,275	(3.85)%
Jonathan M. Lyons	March 4, 2024	81,676	14.59	601,089	(3.85)%
Michael P. Rutz	March 4, 2024	68,063	14.59	500,905	(3.85)%
Alexander Dimitrief	March 4, 2024	102,095	14.59	751,361	(3.85)%

Michael B. Petras, Jr [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael B. Petras, Jr.
Underlying Securities		544,509
Exercise Price | $ / shares		$ 14.59
Fair Value as of Grant Date | $		$ 4,007,275
Underlying Security Market Price Change		(3.85)
Jonathan M. Lyons [Member]
Awards Close in Time to MNPI Disclosures
Name		Jonathan M. Lyons
Underlying Securities		81,676
Exercise Price | $ / shares		$ 14.59
Fair Value as of Grant Date | $		$ 601,089
Underlying Security Market Price Change		(3.85)
Michael P. Rutz [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael P. Rutz
Underlying Securities		68,063
Exercise Price | $ / shares		$ 14.59
Fair Value as of Grant Date | $		$ 500,905
Underlying Security Market Price Change		(3.85)
Alexander Dimitrief [Member]
Awards Close in Time to MNPI Disclosures
Name		Alexander Dimitrief
Underlying Securities		102,095
Exercise Price | $ / shares		$ 14.59
Fair Value as of Grant Date | $		$ 751,361
Underlying Security Market Price Change		(3.85)